OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses	$ 13,683	$ 4,647	$ 272
Mer Telemanagement Solutions Ltd [Member]
Government authorities		15,000	27,000
Prepaid expenses		376,000	175,000
Others		8,000	34,000
Total	$ 288,000	$ 399,000	$ 236,000